EXPENSES BY NATURE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating expenses
Salary and other employee related costs	$ 4,517	$ 6,430	$ 11,887
Restructuring and transaction related costs	2,363	4,969	11,862
Insurance	1,416	2,128	7,455
Depreciation and amortisation	738	1,473	8,535
Legal, professional and regulatory fees	753	1,431	3,925
Indirect taxes	962	994	4,208
Property tax	558	919	349
Consulting fees	276	533	1,024
Repairs and maintenance	50	455	1,067
Audit fees	326	341	383
Office general expenses	708	349	3,115
Public relations and associated activities	246	255	642
Travel	80	226	839
Carbon credits		129
Foreign exchange	(458)	(1,683)	(21,234)
Total operating expenses	12,536	18,949	34,057
Finance costs - interest on borrowings and bond	6,810	11,556	22,661
Total finance costs	$ 6,810	$ 11,556	$ 22,661